Provisions and other liabilities - Disclosure of other provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 3,494	$ 7,668
Acquisition of Barkerville	20,549	0
Adoption of IFRS 16	10,893	0
New liabilities	427	3,229
Accretion	89	0
Settlement of liabilities	(1,355)	(3,117)
RSU to be settled in equity	0	(2,426)
DSU to be settled in equity	(3,722)	0
Revision of estimates	279	(1,860)
Balance - End of period	30,654	3,494
Current portion	1,289	3,494
Non-current portion	29,365	0
Provisions and other liabilities	30,654	3,494
Restricted Share Units ("RSU") [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	32	4,343
Acquisition of Barkerville	0	0
Adoption of IFRS 16	0	0
New liabilities	11	1,906
Accretion	0	0
Settlement of liabilities	(45)	(2,618)
RSU to be settled in equity	0	(2,426)
DSU to be settled in equity	0	0
Revision of estimates	2	(1,173)
Balance - End of period	0	32
Current portion	0	32
Non-current portion	0	0
Provisions and other liabilities	0	32
Deferred Share Units ("DSU") [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	3,462	3,325
Acquisition of Barkerville	0	0
Adoption of IFRS 16	0	0
New liabilities	416	1,323
Accretion	0	0
Settlement of liabilities	(544)	(499)
RSU to be settled in equity	0	0
DSU to be settled in equity	(3,722)	0
Revision of estimates	388	(687)
Balance - End of period	0	3,462
Current portion	0	3,462
Non-current portion	0	0
Provisions and other liabilities	0	3,462
Environmental Rehabilitation [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0
Acquisition of Barkerville	20,549
Adoption of IFRS 16	0
New liabilities	0
Accretion	89
Settlement of liabilities	0
RSU to be settled in equity	0
DSU to be settled in equity	0
Revision of estimates	(111)
Balance - End of period	20,527	0
Current portion	493
Non-current portion	20,034
Provisions and other liabilities	20,527
Lease liabilities [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0
Acquisition of Barkerville	0
Adoption of IFRS 16	10,893
New liabilities	0
Accretion	0
Settlement of liabilities	(766)
RSU to be settled in equity	0
DSU to be settled in equity	0
Revision of estimates	0
Balance - End of period	10,127	$ 0
Current portion	796
Non-current portion	9,331
Provisions and other liabilities	$ 10,127